NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2023
Net loss per ordinary share
NET LOSS PER SHARE

18. NET LOSS PER SHARE

The following table sets forth the basic and diluted net loss per ordinary share computation and provides a reconciliation of the numerator and denominator for the years presented:

	Year ended December 31,
	2022	2023
	RMB	RMB
Numerator:
Net loss	(974,898)	(409,722)
Numerator for basic and diluted net loss per ordinary share calculation	(974,898)	(409,722)
Denominator:
Weighted average number of Class A and Class B ordinary shares	321,885,046	321,945,825
Denominator for basic and diluted net loss per ordinary share calculation	321,885,046	321,945,825
Net loss per ordinary share attributable to pre-offering Class A and pre-offering Class B ordinary shareholders
—Basic and diluted	(3.03)	(1.27)

Securities that could potentially dilute basic net loss per ordinary share in the future that were not included in the computation of diluted net loss per ordinary share because to do so would have been antidilutive for the years ended December 31, 2022 and 2023 are as follow:

	Year ended December 31,
	2022	2023
Share options	17,595,037	13,141,586
Restricted ordinary shares	4,976,485	2,802,977